Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) aircraft	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 aircraft
Disclosure of finance and operating lease by lessee [Line Items]
Average duration of long-term lease agreement	16 years
Non-cash derecognition		$ 20,271
Lease liabilities including provision of dismantling amounts	$ 347,100	351,900
Cash outflow for leases	$ 76,100	$ 77,100
Weighted average incremental borrowing rate	5.20%	5.20%
Dismantling provision, remaining capacity		$ 4,200
Aircraft
Disclosure of finance and operating lease by lessee [Line Items]
Non-cash derecognition		$ 20,271
Boeing 737-800 BCF
Disclosure of finance and operating lease by lessee [Line Items]
Number of new aircrafts leased | aircraft	1
Boeing 737-800 NG
Disclosure of finance and operating lease by lessee [Line Items]
Number of new aircrafts purchased | aircraft		4
B-737 Max 9
Disclosure of finance and operating lease by lessee [Line Items]
Number of new aircrafts leased | aircraft			1